Provisions for employees' benefits - Plan assets of pension and pension bonds (Details) - Pension trust - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans
Assets of benefit plan	$ 12,011,267	$ 10,398,810
Floating interest rate
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,027,891	291,847
Foreign currency
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,980,308	1,762,899
Local currency
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	3,298,496	4,810,813
Bonds of private entities
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	3,118,893	1,674,431
Bonds issued by the national government
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	2,262,378	1,552,690
Other public bonds
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	197,044	201,508
Bonds of foreign entities
Disclosure of defined benefit plans
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 126,257	$ 104,622